FEDERATED MINI-CAP FUND
Class C Shares
(A Portfolio of Federated Index Trust)
Supplement to Prospectus dated December 31, 1998


Please delete the table on page 5 of the prospectus under the section entitled "WHAT DO SHARES COST" and replace with the following:


               Minimum       Maximum Sales Charge
               Initial/
               Subsequent
               Investment
               Amounts1
Shares Offered               Front-End    Contingent
                             Sales        Deferred
                             Charge       Sales
                                          Charge2
Class C        $10,000/$100  None         1.00%
1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. 2 See "Sales Charge When You Redeem".





                                                                   March 5, 1999





[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
Cusip 31420E601
GO2332-02



FEDERATED MAX-CAP FUND
Class C Shares
(A Portfolio of Federated Index Trust)
Supplement to Prospectus dated December 31, 1998


Please delete the table on page 5 of the prospectus under the section entitled "WHAT DO SHARES COST" and replace with the following:


               Minimum       Maximum Sales Charge
               Initial/
               Subsequent
               Investment
               Amounts1
Shares Offered               Front-End    Contingent
                             Sales        Deferred
                             Charge       Sales
                                          Charge2
Class C        $10,000/$100  None         1.00%
1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. 2 See "Sales Charge When You Redeem".





                                                                   March 5, 1999





[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
Cusip 31420E502
GO2236-03